SCHEDULE OF COMPANY AUDITORS FEES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reserve Quantities [Line Items]
Total auditor’s remuneration	[1]	$ 454,692	$ 349,665	$ 131,511
Mazars LLP [Member]
Reserve Quantities [Line Items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements		106,927	200,773	58,874
Audit-related assurance services		227,208	148,892	72,637
Total auditor’s remuneration		334,135	349,665	131,511
PKF Littlejohn LLP [Member]
Reserve Quantities [Line Items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements		120,557
Audit-related assurance services
Total auditor’s remuneration		$ 120,557

[1]	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.